NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2020
General Information About Financial Statements [Abstract]
Disclosure of estimated useful lives of property, plant and equipment
The estimated useful lives, residual values and depreciation methods are as follows:

	Method	Amortization rate/period
Buildings and improvements	Declining balance/Straight-line	2.5 to 10%/3 to 40 years
Simulators	Straight-line (10% residual)	Not exceeding 25 years
Machinery and equipment	Declining balance/Straight-line	20 to 35%/2 to 15 years
Aircraft	Straight-line (residual not exceeding 15%)	Not exceeding 25 years
Aircraft engines	Based on utilization	Not exceeding 3,500 hours

					Assets
			Machinery		under	Assets
	Buildings		and		finance	under
(amounts in millions)	and land	Simulators	equipment	Aircraft	lease	construction	Total
Net book value as at March 31, 2018	$226.7	$1,185.9	$50.3	$55.4	$121.2	$164.4	$1,803.9
Additions	27.3	10.3	16.9	2.5	—	194.8	251.8
Additions – business combinations (Note 3)	0.2	70.4	0.5	0.3	103.4	0.4	175.2
Additions – monetization of royalties (Note 4)	—	46.0	—	—	—	—	46.0
Disposals	—	(1.3)	—	(0.2)	—	—	(1.5)
Depreciation	(16.8)	(83.1)	(17.3)	(4.5)	(15.9)	—	(137.6)
Impairment	—	(4.9)	—	—	—	—	(4.9)
Transfers and others	4.4	232.3	1.2	—	(6.2)	(212.8)	18.9
Foreign currency exchange differences	(0.1)	(5.3)	(0.1)	1.3	3.5	(1.8)	(2.5)
Net book value as at March 31, 2019	$241.7	$1,450.3	$51.5	$54.8	$206.0	$145.0	$2,149.3
Impact of adopting IFRS 16 (Note 2)	—	—	—	—	(206.0)	—	(206.0)
Net book value as at April 1, 2019	$241.7	$1,450.3	$51.5	$54.8	$—	$145.0	$1,943.3
Additions	31.0	27.3	13.9	11.3	—	207.1	290.6
Additions – business combinations (Note 3)	0.1	—	0.1	0.6	—	—	0.8
Disposals	(0.1)	(0.5)	—	(0.1)	—	—	(0.7)
Depreciation	(17.7)	(105.0)	(17.9)	(5.0)	—	—	(145.6)
Impairment	—	(1.8)	—	—	—	—	(1.8)
Transfers and others	2.2	155.0	2.8	4.6	—	(151.6)	13.0
Foreign currency exchange differences	5.6	44.0	1.0	3.1	—	0.7	54.4
Net book value as at March 31, 2020	$262.8	$1,569.3	$51.4	$69.3	$—	$201.2	$2,154.0

					Assets
			Machinery		under	Assets
	Buildings		and		finance	under
(amounts in millions)	and land	Simulators	equipment	Aircraft	lease	construction	Total
Cost	$455.4	$2,005.0	$221.1	$67.0	$345.7	$145.0	$3,239.2
Accumulated depreciation and impairment	(213.7)	(554.7)	(169.6)	(12.2)	(139.7)	—	(1,089.9)
Net book value as at March 31, 2019	$241.7	$1,450.3	$51.5	$54.8	$206.0	$145.0	$2,149.3
Impact of adopting IFRS 16 (Note 2)	—	—	—	—	(206.0)	—	(206.0)
Net book value as at April 1, 2019	$241.7	$1,450.3	$51.5	$54.8	$—	$145.0	$1,943.3
Cost	$490.0	$2,191.1	$203.1	$82.2	$—	$201.2	$3,167.6
Accumulated depreciation and impairment	(227.2)	(621.8)	(151.7)	(12.9)	—	—	(1,013.6)
Net book value as at March 31, 2020	$262.8	$1,569.3	$51.4	$69.3	$—	$201.2	$2,154.0

Disclosure of additional information of leasing activities for lessee
The depreciation periods, residual values (only applicable when it is reasonably certain that the Company will obtain ownership by the end of the lease term) and depreciation methods are as follows:

	Method	Amortization period
Buildings and land	Straight-line	Not exceeding 40 years
Simulators	Straight-line (10% residual)	Not exceeding 25 years
Machinery and equipment	Straight-line	Not exceeding 7 years

Disclosure of estimated useful lives of intangible assets
Amortization is calculated using the straight-line method for all intangible assets over their estimated useful lives as follows:

Amortization period
Capitalized development costs	3 to 10 years
Customer relationships	3 to 20 years
Licenses	3 to 20 years
ERP and other software	3 to 10 years
Other intangible assets	2 to 40 years